Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Advisor Mortgage Securities Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Advisor Mortgage Securities Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Mortgage Securities Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Mortgage Securities Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Mortgage Securities Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Mortgage Securities Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Mortgage Securities Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Mortgage Securities Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mortgage Securities Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	107.00%
Fidelity Advisor Mortgage Securities Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mortgage Securities Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mortgage Securities Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mortgage Securities Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mortgage Securities Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Fidelity Advisor Mortgage Securities Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Mortgage Securities Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Mortgage Securities Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class A | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Limited Term Securitized Completion Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Limited Term Securitized Completion Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Limited Term Securitized Completion Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Limited Term Securitized Completion Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Limited Term Securitized Completion Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Limited Term Securitized Completion Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Limited Term Securitized Completion Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Limited Term Securitized Completion Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Limited Term Securitized Completion Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Limited Term Securitized Completion Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Limited Term Securitized Completion Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Limited Term Securitized Completion Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	69.50%
Fidelity Limited Term Securitized Completion Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Securitized Completion Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	14.70%
Fidelity Limited Term Securitized Completion Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.30%
Fidelity Limited Term Securitized Completion Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Limited Term Securitized Completion Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Fidelity Limited Term Securitized Completion Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	36.70%
Fidelity Limited Term Securitized Completion Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Limited Term Securitized Completion Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Mortgage Securities Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Mortgage Securities Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Mortgage Securities Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Mortgage Securities Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Mortgage Securities Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Mortgage Securities Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Mortgage Securities Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Mortgage Securities Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Mortgage Securities Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Mortgage Securities Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Mortgage Securities Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	107.00%
Fidelity Mortgage Securities Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Mortgage Securities Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Mortgage Securities Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mortgage Securities Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mortgage Securities Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mortgage Securities Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Mortgage Securities Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Mortgage Securities Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Mortgage Securities Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Mortgage Securities Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Fidelity Mortgage Securities Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Mortgage Securities Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Mortgage Securities Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Mortgage Securities Fund | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Limited Term Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Limited Term Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Limited Term Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Limited Term Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Fidelity Advisor Limited Term Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Limited Term Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Limited Term Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Limited Term Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Limited Term Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Limited Term Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	70.30%
Fidelity Advisor Limited Term Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Limited Term Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mortgage Securities Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Advisor Mortgage Securities Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Mortgage Securities Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Mortgage Securities Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Mortgage Securities Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Mortgage Securities Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Mortgage Securities Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Mortgage Securities Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mortgage Securities Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	107.00%
Fidelity Advisor Mortgage Securities Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mortgage Securities Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mortgage Securities Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mortgage Securities Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mortgage Securities Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Fidelity Advisor Mortgage Securities Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Mortgage Securities Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Mortgage Securities Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class M | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Limited Term Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Limited Term Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Limited Term Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Limited Term Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Fidelity Advisor Limited Term Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Limited Term Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Limited Term Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Limited Term Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Limited Term Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Limited Term Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	70.30%
Fidelity Advisor Limited Term Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Limited Term Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Investment Grade Securitized Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity Series Investment Grade Securitized Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Fidelity Series Investment Grade Securitized Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Fidelity Series Investment Grade Securitized Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Series Investment Grade Securitized Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Series Investment Grade Securitized Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Investment Grade Securitized Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Investment Grade Securitized Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Investment Grade Securitized Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Series Investment Grade Securitized Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Series Investment Grade Securitized Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Series Investment Grade Securitized Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Series Investment Grade Securitized Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Investment Grade Securitized Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Investment Grade Securitized Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Series Investment Grade Securitized Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Series Investment Grade Securitized Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Investment Grade Securitized Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Investment Grade Securitized Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	94.60%
Fidelity Series Investment Grade Securitized Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Series Investment Grade Securitized Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Investment Grade Securitized Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Series Investment Grade Securitized Fund | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	107.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mortgage Securities Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mortgage Securities Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Fidelity Advisor Mortgage Securities Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class Z | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Limited Term Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Limited Term Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Limited Term Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Limited Term Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Limited Term Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Limited Term Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Limited Term Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Limited Term Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Limited Term Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Limited Term Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Limited Term Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Limited Term Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Limited Term Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Limited Term Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Limited Term Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Limited Term Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Limited Term Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Fidelity Limited Term Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Limited Term Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Limited Term Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Limited Term Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Limited Term Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Limited Term Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Limited Term Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Limited Term Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Limited Term Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Limited Term Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Limited Term Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Limited Term Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Limited Term Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Limited Term Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	70.30%
Fidelity Limited Term Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Limited Term Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Limited Term Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Limited Term Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Limited Term Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Mortgage Securities Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Advisor Mortgage Securities Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Mortgage Securities Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Mortgage Securities Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Mortgage Securities Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Mortgage Securities Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Mortgage Securities Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Mortgage Securities Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mortgage Securities Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	107.00%
Fidelity Advisor Mortgage Securities Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mortgage Securities Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mortgage Securities Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mortgage Securities Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mortgage Securities Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Fidelity Advisor Mortgage Securities Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Mortgage Securities Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Mortgage Securities Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class C | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Mortgage Securities Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.50%
Fidelity Advisor Mortgage Securities Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Mortgage Securities Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Fidelity Advisor Mortgage Securities Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Mortgage Securities Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Mortgage Securities Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Mortgage Securities Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Mortgage Securities Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Mortgage Securities Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Mortgage Securities Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	107.00%
Fidelity Advisor Mortgage Securities Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Mortgage Securities Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Mortgage Securities Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Advisor Mortgage Securities Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Mortgage Securities Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Mortgage Securities Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Mortgage Securities Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	101.30%
Fidelity Advisor Mortgage Securities Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Mortgage Securities Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Mortgage Securities Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Mortgage Securities Fund - Class I | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Limited Term Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Limited Term Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Limited Term Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	70.30%
Fidelity Advisor Limited Term Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Limited Term Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Limited Term Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Limited Term Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Limited Term Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Limited Term Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Fidelity Advisor Limited Term Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Limited Term Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Limited Term Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Limited Term Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Limited Term Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Limited Term Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	70.30%
Fidelity Advisor Limited Term Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Limited Term Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Limited Term Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Limited Term Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Limited Term Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity Advisor Limited Term Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Limited Term Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Limited Term Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Fidelity Advisor Limited Term Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	38.90%
Fidelity Advisor Limited Term Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Limited Term Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Limited Term Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Limited Term Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Limited Term Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Limited Term Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	72.90%
Fidelity Advisor Limited Term Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Limited Term Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Limited Term Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Limited Term Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Limited Term Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Limited Term Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Limited Term Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Limited Term Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Limited Term Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Fidelity Advisor Limited Term Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Limited Term Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Advisor Limited Term Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	70.30%
Fidelity Advisor Limited Term Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Limited Term Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Limited Term Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Limited Term Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Limited Term Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%